Revenue and segment information (Other material items) (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Other material items [line items]
Revenue		¥ 169,550,624	¥ 152,459,444	[1],[2]	¥ 113,814,236	[1],[2]
Interest expense		(10,486,412)	(9,749,004)	[1],[2]	(6,817,526)	[1],[2]
Depreciation and amortization		(20,916,114)	(20,635,833)	[1]	(15,162,715)	[1]
Impairment loss		(1,796,482)
Credit loss		(40,967)
Impairment loss	[1]		(1,187,212)		(1,204,958)
Share of profits less losses of associates and joint ventures		1,823,415	425,215	[1],[2]	1,298,889	[1],[2]
Net gain/(loss) on disposal of non-current assets		42,506	(616,456)	[1]	(590,049)	[1]
Income tax expense		(643,173)	(1,217,526)	[1],[2]	(3,465,151)	[1],[2]
Reportable segment total [member]
Other material items [line items]
Revenue		169,550,624	152,459,444	[3]	113,814,236	[3]
PRC GAAP [member] | Reportable segment total [member]
Other material items [line items]
Revenue		169,861,165	152,970,195	[1]	138,870,112	[1]
Interest expense		(10,446,704)	(9,724,661)	[1]	(8,655,331)	[1]
Depreciation and amortization		(19,826,289)	(19,408,337)	[1]	(18,524,904)	[1]
Impairment loss		(1,146,152)
Credit loss		(42,578)
Impairment loss	[1]		(1,222,800)		(1,435,028)
Share of profits less losses of associates and joint ventures		1,684,659	300,605	[1]	1,047,397	[1]
Net gain/(loss) on disposal of non-current assets		69,123	(581,323)	[1]	(707,572)	[1]
Income tax expense		(1,028,947)	(1,581,319)	[1]	(4,544,366)	[1]
PRC GAAP [member] | Headquarters [member]
Other material items [line items]
Revenue		0	0	[1]	0	[1]
Interest expense		(98,398)	(126,900)	[1]	(131,244)	[1]
Depreciation and amortization		(26,122)	(38,819)	[1]	(48,934)	[1]
Impairment loss		0
Credit loss		0
Impairment loss	[1]		0		0
Share of profits less losses of associates and joint ventures		0	0	[1]	0	[1]
Net gain/(loss) on disposal of non-current assets		(5)	3,174	[1]	(14)	[1]
Income tax expense		0	0	[1]	0	[1]
PRC GAAP [member] | Investment income from Huaneng Finance [member]
Other material items [line items]
Revenue		0	0	[1]	0	[1]
Interest expense		0	0	[1]	0	[1]
Depreciation and amortization		0	0	[1]	0	[1]
Impairment loss		0
Credit loss		0
Impairment loss	[1]		0		0
Share of profits less losses of associates and joint ventures		166,864	143,794	[1]	132,018	[1]
Net gain/(loss) on disposal of non-current assets		0	0	[1]	0	[1]
Income tax expense		0	0	[1]	0	[1]
Effect of transition to IFRSs [member]
Other material items [line items]
Revenue	[1]	(310,541)	(510,751)		(25,055,876)
Effect of transition to IFRSs [member] | Impact of restatement under PRC GAAP in relation to business combination under common control [member]
Other material items [line items]
Interest expense	[1]	58,690	102,557		1,969,049
Depreciation and amortization	[1]	167,910	280,295		3,756,052
Impairment loss	[1]	(8)
Credit loss	[1]	1,611
Impairment loss	[1]		34,313		230,070
Share of profits less losses of associates and joint ventures	[1]	0	0		133,694
Net gain/(loss) on disposal of non-current assets	[1]	0	(20)		115,775
Income tax expense	[1]	3,936	7,851		964,253
Effect of transition to IFRSs [member] | Impact of other IFRS adjustments [member]
Other material items [line items]
Revenue	[4]	0	0	[1]	0	[1]
Interest expense	[4]	0	0	[1]	0	[1]
Depreciation and amortization	[4]	(1,231,613)	(1,468,972)	[1]	(344,929)	[1]
Impairment loss	[4]	(650,322)
Credit loss	[4]	0
Impairment loss	[1],[4]		1,275		0
Share of profits less losses of associates and joint ventures	[4]	(28,108)	(19,184)	[1]	(14,220)	[1]
Net gain/(loss) on disposal of non-current assets	[4]	(26,612)	(38,287)	[1]	1,762	[1]
Income tax expense	[4]	¥ 381,838	¥ 355,942	[1]	¥ 114,962	[1]

[1]	Huaneng Shandong Power Generation Co., Ltd. ("Shandong Power") completed the acquisition of equity interests of certain companies from Taishan Power Limited Company ("Taishan Power"), see Note 41 for details. As the acquisition is a business combination under common control, the transaction is accounted for under merger accounting method under PRC GAAP. The assets and liabilities acquired in business combinations are measured at the carrying amounts of the acquirees in the consolidated financial statements of the ultimate controlling party on the acquisition date. The operating results for all periods presented are retrospectively restated as if the current structure and operations resulting from the acquisition had been in existence from the date when the acquirees first became under the control of the same ultimate controlling party. Therefore the relevant comparative figures in the segment information were restated under PRC GAAP while the acquisition is accounted for using acquisition method under IFRS.
[2]	The Company and its subsidiaries have initially applied IFRS 15 and IFRS 9 at 1 January 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).
[3]	The Company and its subsidiaries have initially applied IFRS 15 using the cumulative effect method. Under this method, the comparative information is not restated and was prepared in accordance with IAS 18 and IAS 11.
[4]	Other GAAP adjustments above primarily represented the classification adjustments and other adjustments of the prior year transactions. Other than the classification adjustments, the differences will be gradually eliminated following subsequent depreciation and amortization of related assets or the extinguishment of liabilities.